Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

	Section	12/31/2021	12/31/2020
Financial assets

Accounts receivable	(a)	63,684	75,523
Other financial assets at amortized cost	(b)	638	474
Cash and cash equivalents	(d)	102,569	83,449
Financial assets at fair value through profit or loss (FVPL)	(c)	1,381,519	39,849

		1,548,410	199,295

Financial liabilities

Liabilities at amortized cost	(e)	117,807	167,591
Lease liabilities	(e)	85,544	106,199

		203,351	273,790

Disclosure of Accounts Receivables from Contract with Customers
a) Accounts receivable

	12/31/2021	12/31/2020
Current assets
Accounts receivable from contracts with customers	44,486	48,127
Loss allowance	(170)	(149)

Non-current assets
Accounts receivable from contracts with customers	19,368	27,545

	63,684	75,523

Disclosure of Loss Allowance for Accounts Receivables
The loss allowances for accounts receivable as of December 31, 2021 and 2020 reconcile to the opening loss allowances as follows:

	12/31/2021	12/31/2020
Opening loss allowance on January 1	(149)	(90)
Increase in accounts receivable allowance recognized in profit or loss	(21)	(59)

Closing loss allowance on December 31	(170)	(149)

Disclosure Details of Prepayment to Employees	b) Other financial assets at amortized cost Financial assets at amortized cost include the following debt instruments:

	12/31/2021	12/31/2020
Prepayments to employees (Note 6 (i))	638	474

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2021	12/31/2020
Current assets	1,372,926	8,253

Mutual funds	1,372,926	8,253
Non-current assets	8,593	31,596

Private markets funds	8,593	31,596

Disclosure Details of Mutual Fund Investments Financial Assets and Public Equity Funds and Real Estate Funds Current Financial Assets at Fair Value Through Profit or Loss
The following tables demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2021	12/31/2020

Vinci Monalisa FIM Crédito Privado IE (1)	1,233,828	—
Vinci Multiestratégia FIM	109,717	—
Vinci International Master Portfolio SPC - Reflation SP	11,161	—
FI Vinci Renda Fixa CP	18,220	8,253

	1,372,926	8,253

Private markets	12/31/2021	12/31/2020

Vinci Capital Partners III Feeder FIP Multiestratégia	1,891	768
Nordeste III FIP Multiestratégia	2,848	2,652
Vinci Impacto Ret IV FIP Multiestratégia	—	830
Vinci Infra Transmissão FIP - Infraestrutura (i)	3,854	6,128
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	—	21,218

Total Private markets funds	8,593	31,596

1) Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Entity.

Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments
During the year, the following gains/(losses) were recognized in profit or loss:

	12/31/2021	12/31/2020	12/31/2019
Fair value gains (losses) on investments at FVPL recognized in finance income	27,982	9,066	20,244

Disclosure of Cash and Cash Equivalents
d) Cash and cash equivalents

Current assets	12/31/2021	12/31/2020
Cash and bank deposits	21,679	13,096
Financial instruments at fair value through profit or loss (i)	80,890	70,353

	102,569	83,449
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(i)
Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with interest rates variable from 99.50% to 100.50% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Disclosure of Financial Liabilities Current and Non-current
e) Financial liabilities

	12/31/2021	12/31/2020
Current	140,111	187,386

Trade payables	831	1,039
Labor and social security obligations (Note 12)	106,299	40,724
Lease liabilities	22,304	19,828
Accounts payable (Note 11)	10,677	125,795

Non-current	63,240	86,404

Lease liabilities	63,240	86,371
Accounts payable (Note 11)	—	33

	203,351	273,790

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy

	On December 31, 2021
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	80,890	—	80,890
Mutual funds	—	1,372,926	—	1,372,926
Private equity funds	—	—	8,593	8,593

Total Financial Assets	—	1,453,816	8,593	1,462,409

	On December 31, 2020
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	70,353	—	70,353
Mutual funds	—	8,253	—	8,253
Private equity funds	—	—	31,596	31,596

Total Financial Assets	—	78,606	31,596	110,202

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the years ended December 31, 2021 and 2020:

Fair Value
Opening balance January 1, 2020	24,164
Capital deployment	1,748
Sales and distributions	(778)
Gain recognized in finance income	6,462

Closing balance December 31, 2020	31,596
Capital deployment	932
Transfer (a)	(22,746)
Sales and distributions	(3,481)
Gain recognized in finance income	2,292

Closing balance December 31, 2021	8,593
(a)    During the year ended December 31, 2021, Vinci Impacto Ret IV FIP Multiestratégia and Vinci Infra Coinvestimento I FIP—Infraestrutura were transferred to Vinci Monalisa.

Summary of Valuation Inputs and Relationships to Fair Value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Valuation Technique	Unobservable inputs	Reasonable possible shift +/-	2021 Gain / (Losses)	2020 Gain / (Losses)	Possible shift in Gain and losses
	12/31/2021	12/31/2020

Vinci Infra Coinvestimento I FIP – Infraestrutura	—	21,218	Discounted cash flow	Discount rate	0.5% / 1%	559	4,548	In 2020, lower discount rate in 50 basis points would increase fair value by R$ 1,095 and higher discount rate in 100 basis points would decrease fair value by R$ 1,920
Vinci Infra Transmissão FIP - Infraestrutura	3,854	6,128	Discounted cash flow	Discount rate	0.5% / 1%	703	1,253	Lower discount rate in 50 basis points would increase fair value by R$ 1,272 (R$ 656 – 2020) and higher discount rate in 100 basis points would decrease fair value by R$ 1,411 (R$ 682 – 2020)
Nordeste III FIP Multiestratégia	2,848	2,652	Discounted cash flow	Discount rate	0.5% / 1%	497	702	Lower discount rate in 50 basis points would increase fair value by R$ 28 (R$ 9 – 2020) and higher discount rate in 100 basis points would decrease fair value by R$ 57 (R$ 18)
Others	1,891	1,598	NAV Valuation	NAV	1% / 2%	533	(41)	Increased NAV in 100 basis points would increase fair value by R$ 19 (R$ 26 – 2020) and lower NAV in 200 basis points would decrease fair value by R$ 38 (R$ 52 –2020)

Disclosure Details Of Fund Balances Of The Entity	Vinci Monalisa’s balances are the following:

	12/31/2021	12/31/2020
Net Asset Value	1,233,828	—

Real estate funds	137,519	—
Mutual funds	1,080,108	—
Private equity funds	18,768	—
Other assets/liabilities	(2,567)	—

Disclosure Details Of Mutual Fund Allocation	As of December 31, 2021, Vinci Monalisa holds R$ 1,080,108 of investments in mutual funds, which are distributed in the following classification:

	12/31/2021	12/31/2020
Mutual Funds’ classification
Interest and foreign exchange (a)	46.20%	—
Multistrategy (b)	46.69%	—
Foreign investments (c)	5.23%	—
Macro (d)	1.88%	—

	100.00%	—

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds without commitment to concentration in any specific strategy.
(c)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(d)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.

Disclosure Details Of Allocation Of Real Estate Funds

Real Estate funds	12/31/2021	12/31/2020
Vinci Imóveis Urbanos FII (i)	52,537	—
Other real estate funds	84,982	—

	137,519	—

(i)
The Fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value.

Disclosure Details Of Investments In Private Market Funds

Private markets funds	12/31/2021	12/31/2020

Vinci Impacto Ret IV FIP Multiestratégia	2,042	—
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	13,446	—
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura	1,023	—
Other funds	2,257	—

Total private markets funds	18,768	—

(i)
Fund focused on the acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. In 2021, the fund sold its investment in Linhas de Energia do Sertão Transmissora S.A. (“LEST”). As of December 31, 2021, the fund held investment in Água Vermelha Transmissora de Energia S.A.